MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II      Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Municipal Income Trust II (TFB) for the period ended June 30, 1999.

After last year's global economic difficulties, the financial markets have experienced a period of global healing. The turmoil, which included the Asian financial crisis, the Russian debt default and the near collapse of a major hedge fund, has given way to improved financial conditions. A major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the fed funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, continued to experience robust growth in the first half of 1999. Higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the Federal Reserve would begin to take back some of the liquidity provided during last year's financial crisis. Long-term interest rates reached 30-year lows in 1998 but have begun to rise. In June, the central bank raised the fed funds rate 25 basis points to
5.00 percent in its first tightening move since early 1997.

MUNICIPAL MARKET CONDITIONS

Municipal securities outperformed U.S. Treasuries in the first six months of 1999. This is in contrast to last year's flight to quality rally that primarily benefited Treasuries. As global turmoil subsided, Treasury yields increased more than municipal yields. Since the beginning of the year, Treasury bond yields rose 85 basis points from 5.10 to 5.95 percent. Long-term insured municipal index yields rose only 45 basis points from 5.05 to 5.50 percent. The ratio of long-term municipal yields to Treasury yields, a widely followed indicator of relative performance, declined from 99 to 92 percent. A declining ratio means municipals have outperformed Treasuries.

Municipal performance was also aided by a decline in underwriting.
New-issue volume declined 23 percent in the first half of 1999. Higher interest rates caused a 47 percent decline in refunding activity.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

                         30-YEAR BOND YIELDS 1994-1999

                   Insured                      U.S.                 Insured Municipal Yields as a
               Municipal Yields            Treasury Yields         Percentage of U.S. Treasury Yields
1994               5.40%                        6.34%                           85.17%
                   5.40                         6.24                            86.54
                   5.80                         6.66                            87.09
                   6.40                         7.09                            90.27
                   6.35                         7.32                            86.75
                   6.25                         7.43                            84.12
                   6.50                         7.61                            85.41
                   6.25                         7.39                            84.57
                   6.30                         7.45                            84.56
                   6.55                         7.81                            83.87
                   6.75                         7.96                            84.80
                   7.00                         8.00                            87.50
                   6.75                         7.88                            85.66
1995               6.40                         7.70                            83.12
                   6.15                         7.44                            82.66
                   6.15                         7.43                            82.77
                   6.20                         7.34                            84.47
                   5.80                         6.66                            87.09
                   6.10                         6.62                            92.15
                   6.10                         6.86                            88.92
                   6.00                         6.66                            90.09
                   5.95                         6.48                            91.82
                   5.75                         6.33                            90.84
                   5.50                         6.14                            89.58
                   5.35                         5.94                            90.07
1996               5.40                         6.03                            89.55
                   5.60                         6.46                            86.69
                   5.85                         6.66                            87.84
                   5.95                         6.89                            86.36
                   6.05                         6.99                            86.55
                   5.90                         6.89                            85.63
                   5.85                         6.97                            83.93
                   5.90                         7.11                            82.98
                   5.70                         6.93                            82.25
                   5.65                         6.64                            85.09
                   5.50                         6.35                            86.61
                   5.60                         6.63                            84.46
1997               5.70                         6.79                            83.95
                   5.65                         6.80                            83.09
                   5.90                         7.10                            83.10
                   5.75                         6.94                            82.85
                   5.65                         6.91                            81.77
                   5.60                         6.78                            82.60
                   5.30                         6.30                            84.13
                   5.50                         6.61                            83.21
                   5.40                         6.40                            84.38
                   5.35                         6.15                            86.99
                   5.30                         6.05                            87.60
                   5.15                         5.92                            86.99
1998               5.15                         5.80                            88.79
                   5.20                         5.92                            87.84
                   5.25                         5.93                            88.53
                   5.35                         5.95                            89.92
                   5.20                         5.80                            89.66
                   5.20                         5.65                            92.04
                   5.18                         5.71                            90.72
                   5.03                         5.27                            95.45
                   4.95                         5.00                            99.00
                   5.05                         5.16                            97.87
                   5.00                         5.06                            98.81
                   5.05                         5.10                            99.02
1999               5.00                         5.09                            98.23
                   5.10                         5.58                            91.40
                   5.15                         5.63                            91.47
                   5.20                         5.66                            91.87
                   5.30                         5.83                            90.91
                   5.47                         5.96                            91.78

Source:  Municipal Market Data - A Division of Thomson Financial Municipal Group

PERFORMANCE

The Fund's net asset value (NAV) decreased from $10.32 per share to $9.89 per share for the six-month period ended June 30, 1999. Based on this change plus the reinvestment of tax-free dividends totaling $0.24 per share and a long-term capital gain distribution of $0.02961 per share, the Fund's total NAV return was -1.25 percent. TFB's value on the New York Stock Exchange decreased from $9.50 per share to $8.50 per share during the same period. Based on this change plus reinvestment dividends and distributions, TFB's total market return was -7.80 percent. The Fund's share price was a 14.05 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 were unchanged at 0.04 per share. The Fund's level of undistributed net investment income remained unchanged at $0.11 per share.

PORTFOLIO STRUCTURE

The Fund's net assets of $255.6 million were diversified among 15 long-term sectors and 66 individual credits. Holdings in the refunded bond category comprised 10 percent of net assets and will be redeemed on the dates shown in the portfolio. Average duration, a measure of sensitivity to interest

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

LARGEST LONG-TERM SECTORS AS OF JUNE 30, 1999
(% OF NET ASSETS)

ELECTRIC                   15%
GENERAL OBLIGATION         12%
HOSPITAL                   10%
REFUNDED                   10%
EDUCATION                   8%
TRANSPORTATION              8%
WATER & SEWER               7%
MORTGAGE                    6%
IDR/PCR*                    6%
RESOURCE RECOVERY           5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT RATINGS AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                   51%
Aa or AA                     16%
A or A                       20%
Baa or BBB                    8%
N/R                           5%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL STRUCTURE AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE
CALL PROTECTION: 8 YEARS

YEARS BONDS CALLABLE                PERCENT CALLABLE
1999                                       2
2000                                       3
2001                                       5
2002                                       3
2003                                       8
2004                                       8
2005                                      10
2006                                      13
2007                                      11
2008                                      14
2009                                      10
2010+                                     13

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II rate changes, was 8.1 years at the end of June. The Fund's average-weighted maturity was 19 years. The accompanying charts provide current information on the portfolio's credit quality, sector diversification and optional redemption
(call) provisions.

LOOKING AHEAD

The Federal Reserve Board raised interest rates in June, this confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise the fed funds rate further in an effort to take back the liquidity it provided in the fall of 1998. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, which ever is lower at the time of purchase. During the six-month period ended June 30, 1999 the Fund purchased and retired 346,800 shares of common stock at a weighted average market discount of 12.59 percent.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. He also serves as Chairman, Chief Executive Officer and Director of the Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

RESULTS OF ANNUAL MEETING

                             *         *         *

On June 22, 1999, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  20,907,211
Withheld....................................................     382,112

Charles A. Fiumefreddo
For.........................................................  20,869,727
Withheld....................................................     419,596

  The following Trustees were not standing for reelection at this meeting:
  Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  20,806,682
Against.....................................................     157,828
Abstain.....................................................     324,813

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON       MATURITY
THOUSANDS                                                                  RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.1%)
            General Obligation (12.1%)
$  2,000    Honolulu City & County, Hawaii, Ser 1999 B (FGIC)...........   5.00%       07/01/22    $  1,880,300
   5,000    Chicago, Illinois, Refg Ser 1995 A-2 (AMBAC)................   6.25        01/01/14       5,524,700
   5,000    Illinois, Ser 1999 (FGIC)...................................   5.375       06/01/24       4,895,600
   2,000    Rosemont, Illinois, 1993 Ser B..............................   5.50        12/01/07       2,067,520
   2,000    Berkley School District, Michigan, Refg Ser 1998 (FGIC).....   4.75        01/01/19       1,810,820
   3,000    New York City, New York, 1995 Ser D (MBIA)..................   6.20        02/01/07       3,244,860
   4,000    New York State, Refg Ser 1995 B.............................   5.70        08/15/10       4,160,880
   5,000    North Carolina, Public School Building Ser 1999.............   4.60        04/01/17       4,570,000
   3,000    Little Miami Local School District, Ohio, Ser 1998 (FGIC)...   4.875       12/01/23       2,772,300
--------                                                                                           ------------
  31,000                                                                                             30,926,980
--------                                                                                           ------------

            Educational Facilities Revenue (7.6%)
   5,000    Illinois Educational Facilities Authority, Northwestern
             University Ser 1997........................................   5.25        11/01/32       5,026,900
   2,000    Massachusetts Health & Educational Facilities Authority,
             Boston College Ser K.......................................   5.25        06/01/18       1,948,440
   2,000    New Jersey Economic Development Authority, Educational
             Testing Service Ser 1998 A (MBIA)..........................   4.75        05/15/18       1,865,140
            New York State Dormitory Authority,
   2,000    State University 1990 Ser A.................................   7.50        05/15/13       2,457,240
   2,000    State University 1993 Ser A.................................   5.25        05/15/15       1,989,220
   4,000    Delaware County Authority, Pennsylvania, Villanova
             University
             Ser 1995 (AMBAC)...........................................   5.70        08/01/15       4,133,640
   2,000    Vermont Educational & Health Building Financing Agency,
             Norwich University Ser 1998................................   5.50        07/01/18       1,894,020
--------                                                                                           ------------
  19,000                                                                                             19,314,600
--------                                                                                           ------------

            Electric Revenue (15.1%)
            North Carolina Municipal Power Agency #1,
   3,000    Catawba Ser 1998 A (MBIA)...................................   5.50        01/01/14       3,093,960
   5,000    Catawba Ser 1998 A (MBIA)...................................   5.50        01/01/15       5,152,900
  10,000    South Carolina Public Service Authority, Refg Ser 1996 A
             (MBIA).....................................................   5.75        01/01/13      10,429,901
   8,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C..........   4.70        02/01/06       7,990,800
   4,000    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)....   5.75        07/01/19       4,091,600
   3,000    Chelan County Public Utility District #1, Washington, Hydro
             Ser 1997 A (AMT)...........................................   5.60        07/01/32       2,992,650
   5,000    Washington Public Power Supply System, Proj #1 Refg Ser 1998
             A..........................................................   5.00        07/01/12       4,842,100
--------                                                                                           ------------
  38,000                                                                                             38,593,911
--------                                                                                           ------------

            Hospital Revenue (9.8%)
   5,000    Hawaii Department of Budget & Finance, Queen's Health 1996
             Ser A......................................................   6.00        07/01/20       5,172,050
   5,000    Maine Health & Higher Educational Facilities Authority, Ser
             1998 B (FSA)...............................................   4.875       07/01/23       4,561,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON       MATURITY
THOUSANDS                                                                  RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------
$  4,300    Massachusetts Health & Educational Facilities Authority, St
             Elizabeth Hospital of Boston Ser D & E (FSA)...............   6.70%       08/15/21    $  4,575,501
   4,000    Michigan Hospital Finance Authority, Detroit Medical Center
             Ser 1997 A (AMBAC).........................................   5.25        08/15/27       3,818,920
   2,000    University of Missouri, Health Ser 1996 A (AMBAC)...........   5.50        11/01/16       2,001,280
   4,000    North Carolina Medical Care Commission, Pitt County Memorial
             Hospital Ser 1998 A........................................   4.75        12/01/28       3,460,760
   1,295    Ward County, North Dakota, Trinity Crossover Refg Ser 1991 B   7.50        07/01/21       1,371,029
--------                                                                                           ------------
  25,595                                                                                             24,961,040
--------                                                                                           ------------

            Industrial Development/Pollution Control Revenue (6.4%)
   5,000    Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)....   7.00        06/01/31       5,318,400
   2,000    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA).....   6.15        07/01/26       2,099,080
   5,000    Tulsa Municipal Airport Trust, Oklahoma, American Airlines
             Inc Ser 1988 (AMT).........................................   7.375       12/01/20       5,280,600
            Lexington County, South Carolina,
     685    Ellett Brothers Inc Refg Ser 1988...........................   7.50        09/01/02         689,651
   1,000    Ellett Brothers Inc Refg Ser 1988...........................   7.50        09/01/08       1,009,000
   2,000    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 1995.........   6.00        11/01/14       2,040,520
--------                                                                                           ------------
  15,685                                                                                             16,437,251
--------                                                                                           ------------

            Mortgage Revenue - Single Family (6.2%)
   5,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00        06/01/27       5,177,300
   1,895    Chicago, Illinois, Ser 1997 B (AMT).........................   6.95        09/01/28       2,111,257
     515    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT)
             (MBIA).....................................................   8.00        11/01/20         530,862
   3,100    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40        11/15/23       3,139,277
   1,150    Missouri Housing Development Commission, Home Ownership
             1998 Ser D-2 (AMT).........................................   6.30        03/01/29       1,240,206
   1,140    New Hampshire Housing Finance Authority, Residential
             GNMA-Backed Ser 1988 A (AMT)...............................   7.70        07/01/29       1,172,786
   2,355    Virginia Housing Development Authority, 1992 Ser A..........   7.10        01/01/22       2,410,861
--------                                                                                           ------------
  15,155                                                                                             15,782,549
--------                                                                                           ------------

            Nursing & Health Related Facilities (3.8%)
   2,000    Iowa Financing Authority, Care Initiatives Ser 1996.........   9.25        07/01/25       2,582,020
   2,783    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (b)........  10.125       05/01/19       2,301,318
            Kirbyville Health Facilities Development Authority, Texas,
     623    Heartway III Corp Ser 1997 B................................   0.00#       03/20/04         507,409
   3,859    Heartway III Corp Ser 1997 A................................  10.00        03/20/18       4,341,156
--------                                                                                           ------------
   9,265                                                                                              9,731,903
--------                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON       MATURITY
THOUSANDS                                                                  RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (1.2%)
$  3,000    New York State Dormitoty Authority, Court Facilities Ser
             1993 A.....................................................   5.625%      05/15/13    $  3,024,390
--------                                                                                           ------------

            Resource Recovery Revenue (5.2%)
   8,000    Northeast Maryland Waste Disposal Authority, Montgomery
             County Ser 1993 A (AMT)....................................   6.30        07/01/16       8,419,360
   5,000    Lancaster County Solid Waste Management Authority,
             Pennsylvania  1998 Ser B (AMBAC)...........................   5.375       12/15/15       4,954,100
--------                                                                                           ------------
  13,000                                                                                             13,373,460
--------                                                                                           ------------

            Retirement & Life Care Facilities Revenue (0.8%)
            Riverside County Public Financing Authority, California, Air
             Force Village West Inc COPs................................   5.75        05/15/19       2,084,607
   2,100
--------                                                                                           ------------

            Tax Allocation Revenue (2.0%)
   5,000    Rosemead Redevelopment Agency, California, 1993 Ser A.......   5.60        10/01/33       5,015,200
--------                                                                                           ------------

            Transportation Facilities Revenue (7.5%)
   5,000    Chicago, Illinois, Chicago-O'Hare International Airport
             Ser 1996 A (AMBAC).........................................   5.625       01/01/12       5,123,800
   3,000    Massachusetts Turnpike Authority, Metropolitan 1997 Ser A
             (MBIA).....................................................   5.00        01/01/37       2,727,750
   2,000    Ohio Turnpike Commission, Ser 1998 B (FGIC).................   4.50        02/15/24       1,722,180
   2,500    Allegheny County, Pennsylvania, Greater Pittsburgh Int'l
             Airport Ser 1997 A (AMT) (MBIA)............................   5.75        01/01/13       2,614,900
   4,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125       11/15/25       4,187,520
   3,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector 1998 Ser A.......................................   5.50        08/15/28       2,849,760
--------                                                                                           ------------
  19,500                                                                                             19,225,910
--------                                                                                           ------------

            Water & Sewer Revenue (7.0%)
   3,000    Dade County, Florida, Ser 1995 (FGIC).......................   5.50        10/01/18       3,023,460
   2,000    Florida Governmental Utility Authority, Sarasota Utility Ser
             1999 (AMBAC)...............................................   5.25        10/01/18       1,978,340
   3,000    Lee County, Florida, Water & Sewer 1999 Ser A (AMBAC).......   4.75        10/01/23       2,711,550
   3,000    Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC).........   4.75        10/01/27       2,682,930
   1,570    Massachusetts Water Resources Authority, 1993 Ser C.........   5.25        12/01/20       1,501,862
   5,000    Charleston, South Carolina, Refg Cap Impr Ser 1998
             (Secondary FGIC)...........................................   4.50        01/01/24       4,271,600
   2,000    Loudoun County Sanitation Authority, Virginia, Ser 1998
             (MBIA).....................................................   4.75        01/01/21       1,816,880
--------                                                                                           ------------
  19,570                                                                                             17,986,622
--------                                                                                           ------------

            Other Revenue (2.7%)
   4,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1997 Ser B (b).............................................   5.75        09/01/27       3,890,960
   3,000    New York Local Government Assistance Corporation, Ser 1995 A   6.00        04/01/24       3,129,870
--------                                                                                           ------------
   7,000                                                                                              7,020,830
--------                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON       MATURITY
THOUSANDS                                                                  RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------
            Refunded (9.7%)
$ 20,100    San Francisco Redevelopment Agency, California, George R
             Moscone Convention Ctr Ser 1988............................   0.00%##     07/01/04++  $ 18,330,195
   1,170    Illinois Health Facilities Authority, Glen Oaks Medical
             Center Inc Refg 1990 Ser D (ETM)...........................   9.50        11/15/15       1,285,830
   3,000    Massachusetts, 1995 Ser B (AMBAC)...........................   5.50        07/01/05+      3,172,770
   2,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70        02/01/06       1,982,120
--------                                                                                           ------------
  26,270                                                                                             24,770,915
--------                                                                                           ------------
 249,140    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $242,276,529).....................    248,250,168
--------                                                                                           ------------

            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.4%)
   3,000    Missouri Health & Educational Facilities Authority,
             Washington University Ser C (Demand 07/01/99)..............  3.45*        09/01/30       3,000,000
     500    Harris County Health Facilities Development Corporation,      3.50*        12/01/25         500,000
--------     Texas, Methodist Hospital Ser 1994 (Demand 07/01/99).......
                                                                                                   ------------
   3,500    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------     (Identified Cost $3,500,000).......................................................      3,500,000
                                                                                                   ------------

$252,640    TOTAL INVESTMENTS (Identified Cost $245,776,529) (c).......................    98.5%    251,750,168
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...............................   1.5       3,817,442
                                                                                          -----    ------------

            NET ASSETS..................................................................  100.0%   $255,567,610
                                                                                          =====    ============

---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
  +    Prerefunded to call date shown.
 ++    Crossover refunded to call date shown.
  *    Current coupon of variable rate demand obligation.
  #    Currently a zero coupon; will convert to 6.00% on March 20,
       2000.
 ##    Currently a zero coupon; will convert to 8.50% on July 21,
       2002.
 (a)   Non-income producing security, bond in default.
 (b)   Sale is restricted to qualified institutional investors.
 (c)   The aggregate cost for federal income tax purposes
       approximates identified cost. The aggregate gross unrealized appreciation is $9,733,710 and the aggregate gross
       unrealized depreciation is $3,760,071, >resulting in net
       unrealized appreciation of $5,973,639.

                          Bond Insurance:
-------------------------------------------------------------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1999

Alaska...................       2.0%
California...............      10.0
Connecticut..............       1.5
Delaware.................       1.6
Florida..................       4.1
Hawaii...................       2.8
Illinois.................      10.2
Iowa.....................       1.0
Kansas...................       2.3
Maine....................       3.0
Maryland.................       3.3
Massachusetts............       5.4
Michigan.................       2.2
Missouri.................       2.4
New Hampshire............       0.4
New Jersey...............       0.7
New York.................       7.9
North Carolina...........       6.4
North Dakota.............       0.5
Ohio.....................       1.8
Oklahoma.................       2.1
Pennsylvania.............       3.9
South Carolina...........       6.4
Texas....................       8.4
Utah.....................       1.6
Vermont..................       0.7
Virginia.................       2.8
Washington...............       3.1
                             ------
Total....................      98.5%
                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $245,776,529).............................  $251,750,168
Cash........................................................        88,589
Receivable for:
    Interest................................................     4,044,974
    Investments sold........................................        78,000
Prepaid expenses and other assets...........................        28,881
                                                               -----------

    TOTAL ASSETS............................................   255,990,612
                                                               -----------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       175,965
    Investment advisory fee.................................        92,924
    Administration fee......................................        58,172
Accrued expenses and other payables.........................        95,941
                                                               -----------

    TOTAL LIABILITIES.......................................       423,002
                                                               -----------

    NET ASSETS..............................................  $255,567,610
                                                               ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $246,040,383
Net unrealized appreciation.................................     5,973,639
Accumulated undistributed net investment income.............     2,843,930
Accumulated undistributed net realized gain.................       709,658
                                                               -----------

    NET ASSETS..............................................  $255,567,610
                                                               ===========

NET ASSET VALUE PER SHARE,
 25,851,566 shares outstanding (unlimited shares authorized
 of $.01 par value).........................................         $9.89
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $  7,326,945
                                                              ------------

EXPENSES
Investment advisory fee.....................................       521,283
Administration fee..........................................       326,803
Transfer agent fees and expenses............................        43,867
Professional fees...........................................        24,632
Shareholder reports and notices.............................        20,827
Registration fees...........................................        15,993
Trustees' fees and expenses.................................         8,964
Custodian fees..............................................         6,724
Other.......................................................         6,658
                                                              ------------

    TOTAL EXPENSES..........................................       975,751
Less: expense offset........................................        (6,710)
                                                              ------------

    NET EXPENSES............................................       969,041
                                                              ------------

    NET INVESTMENT INCOME...................................     6,357,904
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................       709,678
Net change in unrealized appreciation.......................   (11,671,209)
                                                              ------------

    NET LOSS................................................   (10,961,531)
                                                              ------------

NET DECREASE................................................  $ (4,603,627)
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX
                                                      MONTHS ENDED     FOR THE YEAR
                                                        JUNE 30,           ENDED
                                                          1999       DECEMBER 31, 1998
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................  $ 6,357,904      $ 13,779,848
Net realized gain...................................      709,678         4,509,561
Net change in unrealized appreciation...............  (11,671,209)       (1,870,258)
                                                      ------------     ------------

    NET INCREASE (DECREASE).........................   (4,603,627)       16,419,151
                                                      ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................   (6,265,319)      (13,897,862)
Net realized gain...................................     (769,750)       (4,872,870)
                                                      ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............   (7,035,069)      (18,770,732)
                                                      ------------     ------------

Net decrease from transactions in shares of
 beneficial interest................................   (3,064,728)       (4,052,840)
                                                      ------------     ------------

    NET DECREASE....................................  (14,703,424)       (6,404,421)
NET ASSETS:
Beginning of period.................................  270,271,034       276,675,455
                                                      ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,843,930 and $2,751,346, respectively).....  $255,567,610     $270,271,034
                                                      ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Trust II (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 15, 1988 and commenced operations on June 1, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS--Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.30% to the portion of the Fund's weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays salaries of all personnel, including officers of the fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.20% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% of the portion to the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of the Fund's weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 aggregated $21,164,650 and $27,482,408, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $13,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,885. At June 30, 1999, the Fund had an accrued pension liability of $50,823 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, December 31, 1997..................................  26,621,566   $266,215    $252,890,376
Treasury shares purchased and retired (weighted average
 discount 8.00%)*...........................................    (423,200)    (4,232)     (4,048,608)
Reclassification due to permanent book /tax differences.....      --          --              1,360
                                                              ----------   --------    ------------
Balance, December 31, 1998..................................  26,198,366    261,983     248,843,128
Treasury shares purchased and retired (weighted average
 discount 12.59%)*..........................................    (346,800)    (3,468)     (3,061,260)
                                                              ----------   --------    ------------
Balance, June 30, 1999......................................  25,851,566   $258,515    $245,781,868
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


6. DIVIDENDS

On June 29, 1999, the Fund declared the following dividends from net investment income:

  AMOUNT         RECORD             PAYABLE
PER SHARE         DATE                DATE
----------  -----------------  ------------------
  $0.04       July 9, 1999       July 23, 1999
  $0.04      August 6, 1999     August 20, 1999
  $0.04     September 3, 1999  September 17, 1999

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31*
                                                            MONTHS ENDED     ----------------------------------------------------
                                                            JUNE 30, 1999      1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................      $10.32         $10.39     $10.11     $10.35     $ 9.75     $10.81
                                                                ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
 Net investment income....................................        0.23           0.53       0.59       0.59       0.65       0.66
 Net realized and unrealized gain (loss)..................       (0.41)          0.11       0.31      (0.17)      0.70      (0.96)
                                                                ------         ------     ------     ------     ------     ------

Total income (loss) from investment operations............       (0.18)          0.64       0.90       0.42       1.35      (0.30)
                                                                ------         ------     ------     ------     ------     ------

Less dividends and distributions from:
 Net investment income....................................       (0.24)         (0.53)     (0.56)     (0.62)     (0.63)     (0.64)
 Net realized gain........................................       (0.03)         (0.19)     (0.08)     (0.05)     (0.12)     (0.14)
                                                                ------         ------     ------     ------     ------     ------

Total dividends and distributions.........................       (0.27)         (0.72)     (0.64)     (0.67)     (0.75)     (0.78)
                                                                ------         ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury shares.........        0.02           0.01       0.02       0.01         --       0.02
                                                                ------         ------     ------     ------     ------     ------

Net asset value, end of period............................      $ 9.89         $10.32     $10.39     $10.11     $10.35     $ 9.75
                                                                ======         ======     ======     ======     ======     ======

Market value, end of period...............................      $ 8.50         $ 9.50     $9.625     $9.125     $10.00     $9.125
                                                                ======         ======     ======     ======     ======     ======

TOTAL RETURN+.............................................       (7.80)%(3)      6.23%     12.82%     (2.29)%    18.34%     (9.61)%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................        0.74%(1)(2)    0.76%(1)   0.75%(1)   0.76%(1)   0.74%      0.76%
Net investment income.....................................        4.80%(2)       5.00%      5.79%      5.91%      6.41%      6.48%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................    $255,568       $270,271   $276,675   $277,901   $287,244   $272,647
Portfolio turnover rate...................................           8%(3)         22%        21%        11%        19%        10%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Annualized.
(3) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
---------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
---------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

Morgan Stanley
Dean Witter
Municipal
Income Trust II

Semiannual Report
June 30, 1999